                                                                                                                 July 15, 2011

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

-    DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Supplement to Prospectus

dated August 1, 2010

            The following information supplements and supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Shareholder Guide--Buying and Selling Shares--Sales Charge Reductions and Waivers”:

            Class A shares may be purchased at net asset value without payment of a sales charge:

•         By investors with the cash proceeds from the investor’s exercise of stock options and/or disposition of stock related to employment-based stock plans, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to administering employment-based stock plans.  Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at net asset value, whether or not the investor uses the proceeds related to the employment-based stock plan to establish the account.

•         By charitable organizations investing $50,000 or more in fund shares and charitable remainder trusts, provided that such Class A shares are purchased directly through the fund’s distributor.

                                                                                                               July 15, 2011

DREYFUS FUNDS OFFERING CLASS A SHARES

Supplement to Current Statement of Additional Information

            The following information supplements and supersedes and replaces any contrary information contained in the Fund’s Statement of Additional Information:

            Class A shares may be purchased at net asset value without payment of a sales charge:

•         By investors with the cash proceeds from the investor’s exercise of stock options and/or disposition of stock related to employment-based stock plans, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to administering employment-based stock plans.  Upon establishing the account in the Fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not the investor uses the proceeds related to the employment-based stock plan to establish the account.

•         By a charitable organization investing $50,000 or more in Fund shares and a charitable remainder trust (each as defined in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended), provided that such Class A shares are purchased directly through the Distributor.  Any such charitable organization or charitable remainder trust that holds Class A shares of the Fund as of July 15, 2011, and continues to hold such Class A shares, may purchase additional Class A shares of the Fund at net asset value without a sales load whether or not purchasing such shares directly through the Distributor.

                                                                                                   July 15, 2011

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

-    DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Supplement to Prospectus

dated August 1, 2010

The following information supplements the information pertaining to the fund’s Class I shares contained in the section of the fund’s Prospectus entitled “Shareholder Guide--Buying and Selling Shares”:

Class I shares of the fund are offered to:

•         certain institutional clients of a BNY Mellon investment advisory subsidiary, provided that such clients are approved by Dreyfus

•         unaffiliated investment companies approved by the fund’s distributor

                                                                                                   July 15, 2011

DREYFUS FUNDS OFFERING CLASS I SHARES

(EXCEPT DREYFUS DIVERSIFIED INTERNATIONAL FUND, DREYFUS DIVERSIFIED LARGE CAP FUND and DREYFUS SATELLITE ALPHA FUND)

Supplement to Current Statement of Additional Information

The following information supplements the information pertaining to each Fund’s Class I shares contained in the Fund’s Statement of Additional Information:

Class I shares of the Fund are offered to:

•         certain institutional clients of a BNY Mellon investment advisory subsidiary, provided that such clients are approved by Dreyfus

•         unaffiliated investment companies approved by the Distributor

____________________________

With respect to Dreyfus Global Real Return Fund, Dreyfus/Newton International Equity Fund, Dreyfus Emerging Markets Debt Local Currency Fund, Dreyfus High Yield Fund, Dreyfus Global Real Estate Securities Fund, Dreyfus Select Managers Small Cap Growth Fund, Dreyfus Select Managers Small Cap Value Fund, Dreyfus U.S. Equity Fund and Global Stock Fund only, the following information supplements the information pertaining to each Fund’s Class I shares contained in the Fund’s Statement of Additional Information:

Class I shares are offered to series of BNY Mellon Funds Trust.